UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22926

Innovator ETFs Trust II
(Exact name of registrant as specified in charter)

120 N. Hale Street, Suite 200
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL 60603
(Name and address of agent for service)

800-208-5212
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2019

Date of reporting period:  June 30, 2019

Item 1. Schedule of Investments.

INNOVATOR LUNT LOW VOL/HIGH BETA TACTICAL ETF
Schedule of Investments
June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 79.36%
Agriculture - 0.89%
Archer-Daniels-Midland Co. (a)	27,454	$1,120,123

Banks - 1.91%
US Bancorp	25,194	1,320,165
Wells Fargo & Co.	22,952	1,086,089
		2,406,254
Beverages - 2.14%
PepsiCo, Inc.	9,778	1,282,189
The Coca-Cola Co.	27,748	1,412,928
		2,695,117
Chemicals - 2.22%
Air Products & Chemicals, Inc.	5,882	1,331,508
Ecolab, Inc.	7,458	1,472,508
		2,804,016
Commercial Services - 2.87%
IHS Markit Ltd. (a)(b)	19,945	1,270,895
S&P Global, Inc.	5,056	1,151,706
Verisk Analytics, Inc.	8,204	1,201,558
		3,624,159
Cosmetics & Personal Care - 1.88%
Colgate-Palmolive Co.	16,078	1,152,310
The Procter & Gamble Co.	11,065	1,213,277
		2,365,587
Diversified Financial Services - 4.95%
American Express Co. (a)	9,350	1,154,164
CME Group, Inc. (a)	6,767	1,313,543
Intercontinental Exchange, Inc.	15,011	1,290,045
Nasdaq, Inc.	12,613	1,212,992
The Western Union Co. (a)	63,564	1,264,288
		6,235,032
Electric - 22.40%
Alliant Energy Corp.	27,573	1,353,283
Ameren Corp.	17,954	1,348,525
American Electric Power Co., Inc.	15,812	1,391,614
CenterPoint Energy, Inc.	43,531	1,246,293
CMS Energy Corp.	23,887	1,383,296
Consolidated Edison, Inc.	14,835	1,300,733
Dominion Energy, Inc.	17,424	1,347,224
DTE Energy Co.	10,626	1,358,853
Duke Energy Corp.	15,847	1,398,339
Entergy Corp.	13,823	1,422,801
Evergy, Inc.	22,296	1,341,104
Eversource Energy	19,192	1,453,986
Exelon Corp.	29,315	1,405,361
FirstEnergy Corp.	29,204	1,250,223

NextEra Energy, Inc. (a)	7,299	1,495,273
Pinnacle West Capital Corp.	13,694	1,288,468
PPL Corp.	34,848	1,080,636
Public Service Enterprise Group, Inc.	22,055	1,297,275
The Southern Co.	23,469	1,297,366
WEC Energy Group, Inc. (a)	16,878	1,407,119
Xcel Energy, Inc. (a)	23,171	1,378,443
		28,246,215
Electronics - 1.94%
Allegion PLC (a)	10,756	1,189,076
Honeywell International, Inc.	7,211	1,258,968
		2,448,044
Environmental Control - 2.36%
Republic Services, Inc.	17,921	1,552,676
Waste Management, Inc.	12,370	1,427,127
		2,979,803
Food - 3.77%
Hormel Foods Corp. (a)	28,334	1,148,660
Mondelez International, Inc. - Class A	24,888	1,341,464
Sysco Corp.	14,843	1,049,697
The Hershey Co.	9,039	1,211,498
		4,751,319
Gas - 1.07%
Atmos Energy Corp.	12,742	1,345,046

Healthcare - Products - 0.97%
Medtronic PLC	12,596	1,226,724

Insurance - 13.73%
Aflac, Inc.	25,074	1,374,305
Aon PLC	6,161	1,188,950
Arthur J Gallagher & Co.	16,592	1,453,292
Berkshire Hathaway, Inc. - Class B (b)	5,232	1,115,305
Chubb Ltd.	8,642	1,272,880
Cincinnati Financial Corp.	11,391	1,180,905
Everest Re Group Ltd.	4,456	1,101,434
Loews Corp. (a)	22,366	1,222,749
Marsh & McLennan Companies, Inc.	12,724	1,269,219
The Allstate Corp.	12,269	1,247,635
The Hartford Financial Services Group, Inc.	22,908	1,276,434
The Travelers Companies, Inc. (a)	8,557	1,279,443
Torchmark Corp.	12,932	1,156,897
Willis Towers Watson PLC	6,096	1,167,628
		17,307,076
Oil & Gas - 0.88%
Exxon Mobil Corp. (a)	14,452	1,107,457

Pharmaceuticals - 2.90%
Johnson & Johnson	8,389	1,168,420
Merck & Co., Inc.	15,254	1,279,048
Pfizer, Inc.	27,838	1,205,942
		3,653,410

Retail - 5.81%
Genuine Parts Co. (a)	12,619	1,307,077
McDonald's Corp.	5,887	1,222,494
The Home Depot, Inc.	5,730	1,191,668
The TJX Companies, Inc.	19,932	1,054,004
Walmart, Inc.	10,821	1,195,613
Yum! Brands, Inc.	12,225	1,352,941
		7,323,797
Savings & Loans - 0.85%
People's United Financial, Inc. (a)	63,765	1,069,977

Software - 3.84%
Citrix Systems, Inc.	13,372	1,312,328
Fidelity National Information Services, Inc. (a)	9,548	1,171,349
Jack Henry & Associates, Inc. (a)	8,399	1,124,794
Paychex, Inc. (a)	14,920	1,227,767
		4,836,238
Telecommunications - 0.90%
Verizon Communications, Inc.	19,917	1,137,858

Water - 1.08%
American Water Works Co., Inc. (a)	11,776	1,366,016
TOTAL COMMON STOCKS (Cost $88,592,815)		100,049,268

REAL ESTATE INVESTMENT TRUSTS - 20.30%
Apartments - 6.05%
Apartment Investment & Management Co.	24,455	1,225,685
AvalonBay Communities, Inc. (a)	6,525	1,325,749
Equity Residential (a)	16,788	1,274,545
Essex Property Trust, Inc.	4,207	1,228,150
Mid-America Apartment Communities, Inc.	11,109	1,308,195
UDR, Inc.	28,244	1,267,873
		7,630,197
Diversified - 4.99%
American Tower Corp. (a)	6,406	1,309,706
Crown Castle International Corp.	10,509	1,369,849
Duke Realty Corp.	37,155	1,174,470
SBA Communications Corp. (b)	5,835	1,311,941
Vornado Realty Trust	17,608	1,128,673
		6,294,639
Office Property - 2.63%
Alexandria Real Estate Equities, Inc. (a)	7,923	1,117,856
Boston Properties, Inc.	8,696	1,121,784
SL Green Realty Corp.	13,384	1,075,672
		3,315,312
Regional Malls - 0.84%
Simon Property Group, Inc. (a)	6,596	1,053,777

Shopping Centers - 1.90%
Federal Realty Investment Trust	9,469	1,219,228
Regency Centers Corp.	17,558	1,171,821
		2,391,049
Single Tenant - 1.00%
Realty Income Corp. (a)	18,208	1,255,806

Storage - 1.98%
Extra Space Storage, Inc. (a)	11,217	1,190,124
Public Storage	5,506	1,311,364
		2,501,488
Warehouse/Industrial - 0.91%
Prologis, Inc. (a)	14,390	1,152,639
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $23,726,459)		25,594,907

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 21.49%
Mount Vernon Liquid Assets Portfolio, LLC, 2.52% (c)	27,092,636	27,092,636
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $27,092,636)		27,092,636

SHORT TERM INVESTMENTS - 0.72%
Money Market Funds - 0.72%
First American Government Obligations Fund - Class X, 2.29% (c)	908,161	908,161
TOTAL SHORT TERM INVESTMENTS (Cost $908,161)		908,161

Total Investments (Cost $140,320,071) - 121.87%		153,644,972
Liabilities in Excess of Other Assets - (21.87%)		(27,570,215)
TOTAL NET ASSETS - 100.00%		$126,074,757

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of June 30, 2019. The total value of securities on loan is $26,647,284, or 21.14% of net assets.
(b)	Non-income producing security.
(c)	Represents annualized seven-day yield as of the end of the reporting period.

Asset Type	% of Net Assets
Common Stocks	79.36%
Real Estate Investment Trusts	20.30
Investments Purchased with Proceeds From Securities Lending	21.49
Short Term Investments	0.72
Total Investments	121.87
Liabilities in Excess of Other Assets	(21.87)
Net Assets	100.00%

Notes to Schedule of Investments
June 30, 2019 (Unaudited)

1)  Organization

The Innovator ETFs Trust II (the “Trust”) was organized as a Massachusetts business trust on December 17, 2013, and is authorized to issue an unlimited number of shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Effective April 1, 2018, the Trust changed from Elkhorn ETF Trust to Innovator ETFs Trust II. As a result, the Elkhorn Lunt LowVol/High Beta Tactical ETF Fund’s name was changed to the Innovator Lunt Low Vol/High Beta Tactical ETF (the “Fund”), the Fund’s ticker symbol remained the same (LVHB). The Fund is classified as a non-diversified series of the Trust. The Fund commenced operations on October 19, 2016. The Fund lists and principally trades its shares on Cboe BZX Exchange, Inc. (“Cboe BZX” or the “Exchange”). The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Lunt Capital US Large Cap Equity Rotation Index.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”.

2)  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Fund in accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Government and retail money-market funds, which are not eligible for vendor pricing, are valued at amortized cost, which approximates fair value. Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair valuation measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under Accounting Standards Codification, Fair Value Measurement (“ASC 820”), various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$100,049,268	$-	$-	$100,049,268
Real Estate Investment Trusts	25,594,907	-	-	25,594,907
Investments Purchased with Proceeds From Securities Lending	-	27,092,636	-	27,092,636
Short Term Investments	908,161	-	-	908,161
Total Assets	$126,552,336	$27,092,636	$-	$153,644,972

See the Schedules of Investments for the investments detailed by industry classification.

There were no Level 3 investments held by the Fund during the reporting period.

2)  Securities Lending

The Fund may lend up to 331/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank National Association (the “Agent”). Under the terms of the SLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in the Fund's Schedule of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The market value of the loaned securities is determined daily at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Cash and cash equivalent collateral on securities lending transactions are on an overnight and continuous basis.

As of June 30, 2019, the values of the securities on loan and cash collateral received were as follows:

Value of Securities on Loan	Cash Collateral Received
$26,647,284	$27,092,636

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Innovator ETFs Trust II

By (Signature and Title) /s/ Bruce Bond
Bruce Bond, Principal Executive Officer

Date               8/8/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Bruce Bond
Bruce Bond, Principal Executive Officer

Date          8/8/2019

By (Signature and Title)*  /s/ John Southard
  John Southard, Principal Financial Officer

Date          8/8/2019

* Print the name and title of each signing officer under his or her signature.